Cover	12 Months Ended
Jun. 26, 2021
Cover [Abstract]
Entity Registrant Name	MedMen Enterprises, Inc.
Entity Central Index Key	0001776932
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	A1